Business Combinations	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combinations

Note 3.  Business Combinations

2016 Acquisition

On December 2, 2016, the Company acquired Continuum Management Company, LLC (“Continuum”), a print procurement and management business.  The acquisition enhanced the Company’s print management’s capabilities.  The purchase price for Continuum was $7 million in cash, of which $3 million was recorded in goodwill, based on preliminary acquisition accounting. The allocation of purchase price will be completed as soon as it is practicable, but no later than one year from the acquisition date.

2015 Acquisition

On June 8, 2015, RRD acquired Courier Corporation (“Courier”), a leader in digital printing and publishing primarily in the United States, specializing in educational, religious and trade books. The acquisition expanded the Company’s digital printing capabilities. Courier’s book manufacturing operations and publishing operations are included in LSC Communications’ consolidated and combined financial statements.  Courier‘s Brazilian operations are not part of LSC Communications; therefore, the Company’s consolidated and combined financial statements do not include Courier’s Brazilian operations. The purchase price for Courier was $137 million in cash and 8 million shares of RRD common stock, or a total transaction value of $292 million (including $6 million related to Brazil) based on RRD’s closing share price on June 5, 2015, plus the assumption of Courier’s debt of $78 million (including $2 million related to Brazil).  Courier had $21 million (including $0.4 million related to Brazil) of cash as of the date of acquisition.  Immediately following the acquisition, substantially all of the debt assumed was repaid.

For the year ended December 31, 2015, the Company’s combined financial statements included net sales of $184 million and a loss before income taxes of $3 million related to the Courier acquisition, including restructuring, impairment and other charges of $25 million and a charge of $11 million resulting from an inventory purchase accounting adjustment.

The Courier acquisition was recorded by allocating the cost of the acquisition to the assets acquired, including other intangible assets, based on their estimated fair values at the acquisition date.  The excess of the cost over the net amounts assigned to the fair value of the assets acquired was recorded as goodwill. The goodwill associated with this acquisition is primarily attributable to the synergies expected to arise as a result of the acquisition.

     The tax deductible goodwill related to Courier was $8 million.

     Based on the valuation, the final purchase price allocation for the Courier acquisition was as follows:

Accounts receivable	$33
Inventories	59
Prepaid expenses and other current assets	38
Property, plant and equipment	158
Other intangible assets	104
Other noncurrent assets	8
Goodwill	51
Accounts payable and accrued liabilities	(19)
Other noncurrent liabilities	(6)
Deferred taxes-net	(84)
Total purchase price-net of cash acquired	342
Less: debt assumed	77
Less: value of common stock issued by RRD	154
Net cash paid	$111

The fair values of other intangible assets, technology (included in other noncurrent assets) and goodwill associated with the acquisition of Courier were determined to be Level 3 under the fair value hierarchy.  The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range
Customer relationships	$94	Excess earnings	Discount rate Attrition rate	14.0% - 17.0% 0.0% - 5.0%
Trade names	10	Relief-from-royalty method	Discount rate Royalty rate (pre-tax)	12.0% 0.3% - 1.0%
Technology	2	Relief-from-royalty method	Discount rate	11.0%
			Royalty rate (pre-tax)	15.0%

The fair values of property, plant and equipment associated with the Courier acquisition were determined to be Level 3 under the fair value hierarchy and were estimated using either the market approach, if a secondhand market existed, or cost approach.

2014 Acquisition

On March 25, 2014, the Company acquired substantially all of the North American operations of Esselte Corporation (“Esselte”), a developer and manufacturer of nationally branded and private label office and stationery products. The acquisition, combined with the Company’s existing products, created a more competitive and efficient office products supplier capable of supplying enhanced offerings across the combined customer base. The purchase price for Esselte included $82 million in cash and 1 million shares of RRD common stock, or a total transaction value of $101 million based on RRD’s closing share price on March 24, 2014. Esselte had $6 million of cash as of the date of acquisition.

The fair value of the identifiable net assets acquired of approximately $110 million exceeded the purchase price of $101 million, resulting in a bargain purchase gain of $10 million for the year ended December 31, 2014, which was recorded in net investment and other (income) expense. The gain on the bargain purchase was primarily attributable to RRD’s ability to use certain tax operating losses.

The tax deductible goodwill related to the Esselte acquisition was $7 million.

Based on the valuation, the final purchase price allocation for the Esselte acquisition was as follows:

Accounts receivable	$54
Inventories	24
Prepaid expenses and other current assets	2
Property, plant and equipment	40
Other intangible assets	25
Accounts payable and accrued liabilities	(45)
Other noncurrent liabilities	(16)
Deferred taxes-net	20
Total purchase price-net of cash acquired	104
Less: value of common stock issued by RRD	18
Less: Gain on bargain purchase	10
Net cash paid	$76

The fair values of other intangible assets associated with the acquisition of Esselte were determined to be Level 3 under the fair value hierarchy. The following table presents the fair value, valuation techniques and related unobservable inputs for these Level 3 measurements:

	Fair Value	Valuation Technique	Unobservable Input	Range
Customer relationships	$16	Excess earnings	Discount rate Attrition rate	21.0% 5.0%

Trade names	9	Relief-from-royalty method	Discount rate Royalty rate (pre-tax)	19.0% 1.5%

The fair values of property, plant and equipment associated with the Esselte acquisition were determined to be Level 3 under the fair value hierarchy and were estimated using either the market approach, if a secondhand market existed, or cost approach.

For the year ended December 31, 2016, there were de minimis acquisition-related expenses associated with the completed acquisition.  For the years ended December 31, 2015 and 2014, the Company recorded $14 million and $1 million, respectively, of acquisition-related expenses, associated with completed acquisitions, within selling, general and administrative expenses in the consolidated and combined statements of income.

Pro forma results

The following unaudited pro forma financial information for the year ended December 31, 2016 presents the consolidated and combined statements of income of the Company and the acquisitions of Continuum and Courier described above, as if the acquisitions had occurred as of January 1 of the year prior to acquisition.

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated future statements of income and balance sheets that would have been reported had these acquisitions been completed as of the beginning of the period presented and should not be taken as indicative of the Company’s consolidated future statements of income or balance sheets.   Pro forma adjustments are tax-effected at the applicable statutory tax rates.

	Year ended December 31,
	2016	2015
Net sales	$3,698	$3,911
Net income	106	107

The following table outlines unaudited pro forma financial information for the year ended December 31, 2015:

Year ended December 31, 2015
Amortization of purchased intangibles	$21
Restructuring, impairment and other charges	31

Additionally, the pro forma adjustments affecting net income for the year ended December 31, 2015 were as follows:

Year ended December 31, 2015
Depreciation and amortization of purchased assets, pre-tax	$(3)
Acquisition-related expenses, pre-tax	19
Restructuring, impairment and other charges, pre-tax	26
Inventory fair value adjustments, pre-tax	11
Other pro forma adjustments, pre-tax	1
Income taxes	(13)